Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds U.S. Small and Mid Cap Equity Fund
Entity Central Index Key	0002026099
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hyp
o
thetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.75% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	SMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 39	0.75% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class T
Trading Symbol	SMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypoth
eti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 39	0.75% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of n et ass ets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-1
Trading Symbol	SMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.74% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (pe rcen t of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-2
Trading Symbol	SMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
en
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.75% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by secto r (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-3
Trading Symbol	SMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-A
Trading Symbol	CMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical
$
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-C
Trading Symbol	CMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund sta tist ics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-E
Trading Symbol	CMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
poth
etical $10,000 investme
nt
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-T
Trading Symbol	CMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
e
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 42	0.81% *
*Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (p erc ent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-1
Trading Symbol	CMDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 42	0.80% *
*Annualized.
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-2
Trading Symbol	CMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.82% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-3
Trading Symbol	CMDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $1
0
,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.57% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-1
Trading Symbol	RMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net as se ts)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2
Trading Symbol	RMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on
a h
ypothetical $1
0
,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2E
Trading Symbol	RMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R2E
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a
hypothetical
$
1
0,000 i
n
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-3
Trading Symbol	RMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(ba
se
d on a
hypothetical
$
10,000
inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-4
Trading Symbol	RMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R4
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a
hy
poth
e
tical $10
,0
00
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5E
Trading Symbol	RMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $
10
,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net a ss ets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5
Trading Symbol	RMDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-6
Trading Symbol	RMDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 387,387,000
Holdings Count | Holding	178
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 387,387
Total number of portfolio holdings	178
Portfolio turnover rate	31%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.